Share Capital (Details) - Schedule of options granted outstanding and exercise prices - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Options Granted Outstanding and Exercise Prices [Abstract]
Number of options, Outstanding at beginning	18,323,222	16,319,786
Weighted average exercise price, Outstanding at beginning	$ 0.12	$ 0.12
Number of options, Outstanding at ending	22,267,758	18,323,222
Weighted average exercise price, Outstanding at ending	$ 0.11	$ 0.12
Weighted average remaining contractual life (years), Outstanding at ending	4 years 7 months 28 days	4 years 11 months 19 days
Aggregate intrinsic-value, Outstanding at ending		$ 342,452
Number of options, Exercisable	15,999,078	11,332,153
Weighted average exercise price, Exercisable	$ 0.12	$ 0.08
Weighted average remaining contractual life (years), Exercisable	4 years	4 years 8 months 4 days
Aggregate intrinsic-value, Exercisable		$ 233,086
Number of options, Granted	6,600,000	2,003,436
Weighted average exercise price, Granted	$ 0.07	$ 0.17
Number of options, Options forfeited	(2,655,464)
Weighted average exercise price, Options forfeited	$ 0.1